Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	¥ 159,072	¥ 140,901
Liabilities measured at fair value	2	369
Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	2	369
Derivative Liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	2
Derivative Liabilities | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value		369
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	158,775	140,894
Available-for-sale Securities | Domestic stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	81,598	62,076
Available-for-sale Securities | Foreign stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	77,172	78,789
Available-for-sale Securities | Foreign debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	5	29
Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	297	7
Derivative Assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value		7
Derivative Assets | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	272
Derivative Assets | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	25
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	158,775	140,894
Level 1 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	158,775	140,894
Level 1 | Available-for-sale Securities | Domestic stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	81,598	62,076
Level 1 | Available-for-sale Securities | Foreign stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	77,172	78,789
Level 1 | Available-for-sale Securities | Foreign debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	5	29
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	297	7
Liabilities measured at fair value	2	369
Level 2 | Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	2	369
Level 2 | Derivative Liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	2
Level 2 | Derivative Liabilities | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value		369
Level 2 | Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	297	7
Level 2 | Derivative Assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value		7
Level 2 | Derivative Assets | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	272
Level 2 | Derivative Assets | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	¥ 25